Segment Reporting - Schedule of Reportable Segment’s Revenue and Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 20,486,067	$ 18,222,160	$ 9,163,101
Cost of revenues	(19,151,257)	(16,525,922)	(8,129,363)
Selling and marketing	(211,490)	(269,806)	(222,679)
General and administrative	(2,122,961)	(2,871,441)	(3,384,571)
Research and development	(954,177)	(888,491)	(613,274)
Impairment loss of intangible asset	(1,401,416)
Total operating costs and expenses	(23,841,301)	(20,555,660)	(12,349,887)
Operating loss	(3,355,234)	(2,333,500)	(3,186,786)
Other	(5,006,789)	(4,270,533)	(676,574)
Accounts receivable, net	11,462,009	7,802,035
Advances to suppliers	9,282,753	16,889,585
Property, plant and equipment, net	9,835,010	7,844,566
Intangible assets, net		2,057,625
Land use right, net	1,618,859	1,677,007
Long-term investments, net	11,004,115	14,857,156	10,674,802
Other non-current assets	9,050,951	9,126,592
Other unallocated amounts	16,805,981	25,105,097
Total Assets	69,059,678	85,359,663
Segment loss before tax from continuing operations	(8,362,023)	(6,604,033)	(3,863,360)
Battery Cells and Packs Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	18,781,695	16,318,839	8,001,323
Cost of revenues	(18,079,653)	(15,407,010)	(7,433,057)
Selling and marketing	(109,623)	(166,235)	(165,039)
General and administrative	(715,223)	(824,648)	(799,281)
Research and development
Impairment loss of intangible asset
Total operating costs and expenses	(18,904,499)	(16,397,893)	(8,397,377)
Operating loss	(122,804)	(79,054)	(396,054)
Other	(3,020,603)	(2,840,204)	106,671
Accounts receivable, net	11,079,376	7,359,341
Advances to suppliers	9,138,389	16,655,131
Property, plant and equipment, net	1,348
Intangible assets, net
Land use right, net
Long-term investments, net	6,987,229	10,464,311
Other non-current assets
Segment loss before tax from continuing operations	(3,143,407)	(2,919,258)	(289,383)
Electronic control system [Member]
Segment Reporting Information [Line Items]
Total revenues	1,069,278	1,401,783	834,148
Cost of revenues	(654,004)	(738,056)	(450,118)
Selling and marketing	(65,053)	(76,871)	(50,758)
General and administrative	(160,625)	(198,447)	(200,454)
Research and development	(609,341)	(651,817)	(531,984)
Impairment loss of intangible asset	(1,401,416)
Total operating costs and expenses	(2,890,439)	(1,665,191)	(1,233,314)
Operating loss	(1,821,161)	(263,408)	(399,166)
Other	(17,774)	(3,075)	32,180
Accounts receivable, net	239,752	274,903
Advances to suppliers	90,456	145,591
Property, plant and equipment, net	9,619	15,950
Intangible assets, net		2,057,625
Land use right, net
Long-term investments, net
Other non-current assets	69,051
Segment loss before tax from continuing operations	(1,838,935)	(266,483)	(366,986)
Others segment [Member]
Segment Reporting Information [Line Items]
Total revenues	635,094	501,538	327,630
Cost of revenues	(417,600)	(380,856)	(246,188)
Selling and marketing	(36,814)	(26,700)	(6,882)
General and administrative	(1,247,113)	(1,848,346)	(2,384,836)
Research and development	(344,836)	(236,674)	(81,290)
Impairment loss of intangible asset
Total operating costs and expenses	(2,046,363)	(2,492,576)	(2,719,196)
Operating loss	(1,411,269)	(1,991,038)	(2,391,566)
Other	(1,968,412)	(1,427,254)	(815,425)
Accounts receivable, net	142,881	167,791
Advances to suppliers	53,908	88,863
Property, plant and equipment, net	9,824,043	7,828,616
Intangible assets, net
Land use right, net	1,618,859	1,677,007
Long-term investments, net	4,016,886	4,392,845
Other non-current assets	8,981,900	9,126,592
Segment loss before tax from continuing operations	$ (3,379,681)	$ (3,418,292)	$ (3,206,991)